PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 47,074	¥ 40,255	¥ 80,581	¥ 76,612
Selling general and administrative expenses	¥ 27,189	¥ 12,369	¥ 32,478	¥ 23,003